UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Dryden Short-Term Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

DRYDEN SHORT-TERM BOND FUND, INC.

SCHEDULE OF INVESTMENTS

DRYDEN SHORT-TERM CORPORATE BOND FUND

March 31, 2005

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 82.8%
ASSET BACKED SECURITIES — 1.9%
American Express Credit Account Master, 144A	Baa2	3.28	%(b)	03/15/12	$430	$432,822
American Express Credit Account Master, Ser. 2004-C, Class C	Baa2	3.31	%(b)	02/15/12	599	600,525
Citibank Credit Card Issuance Trust, Ser. 2000-A3, Class A3	Aaa	6.875%		11/16/09	3,000	3,192,334
DaimlerChrysler Auto Trust,, Ser. 2004-B, Class B	A2	3.89%		01/08/11	600	589,687
Discover Card Master Trust I, Ser. 2000-9, Class A	Aaa	6.35%		07/15/08	1,000	1,020,714
Household Mortgage Loan Trust, Ser. 2004-HC1, Class M	Aa2	3.35	%(b)	02/20/34	279	278,701
Marlin Leasing Receivables LLC., Ser. 2004-1A, Class A3, 144A	Aaa	3.36%		06/15/07	1,000	989,500

						7,104,283

COMMERCIAL MORTGAGE BACKED SECURITIES — 4.6%
Banc of America Commercial Mortgage, Inc., Ser. 2004-4, Class A3	AAA(c)	4.128%		07/10/42	2,800	2,741,594
Bear Stearns Commercial Mortgage Secs, Inc., Ser. 2004-T14, Class A2	Aaa	4.17%		01/12/41	850	838,590
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(c)	7.62%		06/10/33	900	1,006,239
GMAC Commercial Mortgage Security, Inc., Ser. 2004-C3, Class A3	AAA(c)	4.207	%(b)	12/10/41	1,000	980,946
Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A2	Aaa	3.285%		07/05/35	2,500	2,376,054
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA(c)	6.97%		10/18/30	1,650	1,772,987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Ser. 2003-CB7, Class A2	Aaa	4.128%		01/12/38	1,550	1,514,059
Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2	AAA(c)	4.809%		01/14/42	1,900	1,900,000
Salomon Brothers Mortgage Securities, Inc., Ser. 2001-C2, Class A2	Aaa	6.168%		02/13/10	3,900	4,086,519

						17,216,988

CORPORATE BONDS — 75.2%
Aerospace/Defense — 0.9%
Goodrich Corp., Notes	Baa3	7.50%		04/15/08	500	541,260
McDonnell Douglas Corp.	A3	6.875%		11/01/06	1,500	1,558,324
Raytheon Co.	Baa3	6.15%		11/01/08	463	484,391
Raytheon Co., Notes	Baa3	6.55%		03/15/10	800	857,377

						3,441,352

Airlines — 0.6%
Southwest Airlines Co.	Aa2	5.496%		11/01/06	2,000	2,034,586

Automotive — 5.7%
ArvinMeritor, Inc.	Ba1	6.625%		06/15/07	900	904,500
DaimlerChrysler North America Holding, Inc.	A3	4.05%		06/04/08	1,815	1,762,619
DaimlerChrysler North America Holding, Inc.	A3	6.40%		05/15/06	1,860	1,899,523
DaimlerChrysler North America Holding, Inc., M.T.N.	A3	3.45	%(b)	09/10/07	980	981,170
DaimlerChrysler North America Holding, Inc., M.T.N.	A3	3.47	%(b)	05/24/06	690	692,831

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
Equus Cayman Finance Ltd., 144A	Baa3	5.50%		09/12/08	500	505,068
Ford Motor Co.	Baa1	8.875%		04/01/06	1,000	1,022,390
Ford Motor Credit Co.	A3	5.70%		01/15/10	1,750	1,648,423
Ford Motor Credit Co.	A3	6.375%		11/05/08	1,000	992,909
Ford Motor Credit Co.	A3	6.50%		01/25/07	3,005	3,035,480
Ford Motor Credit Co., Senior Notes	A3	4.95%		01/15/08	735	704,925
Ford Motor Credit Co., Senior Notes	A3	5.80%		01/12/09	1,270	1,212,946
General Motors Acceptance Corp.	Baa1	6.125%		02/01/07	4,705	4,627,241
General Motors Acceptance Corp.	Baa1	7.75%		01/19/10	700	672,347
General Motors Acceptance Corp., Notes	Baa1	5.625%		05/15/09	800	729,818
Nissan Motor Acceptance Corp., Notes, 144A	Baa1	4.625%		03/08/10	285	280,985

						21,673,175

Banking — 8.8%
Bank of America Corp.	Aa3	8.50%		01/15/07	1,200	1,289,514
Bank of America Corp., Senior Notes	Aa2	5.25%		02/01/07	2,000	2,037,856
Bank of America Corp., Sub. Notes	Aa3	7.80%		02/15/10	1,000	1,131,973
Bank One NA Illinois,	Aa2	5.50%		03/26/07	2,000	2,051,656
Citicorp, Inc., Sub Notes	Aa2	7.20%		06/15/07	1,600	1,703,144
Citicorp, Inc., M.T.N.	Aa2	6.375%		11/15/08	100	106,396
Citigroup, Inc.	Aa1	3.10	%(b)	06/09/09	1,000	1,001,563
Citigroup, Inc.	Aa1	4.25%		07/29/09	2,500	2,462,223
Citigroup, Inc.	Aa1	5.00%		03/06/07	650	659,240
Citigroup, Inc., Senior Notes	Aa1	4.125%		02/22/10	1,185	1,152,241
First Union National Bank	Aa3	7.125%		10/15/06	1,367	1,431,716
FleetBoston Financial Corp., Senior Notes	Aa2	4.875%		12/01/06	1,000	1,013,174
HSBC Bank USA, Senior Notes	Aa2	3.875%		09/15/09	1,040	1,006,805
HSBC Finance Corp., M.T.N., Notes	A1	4.125%		03/11/08	805	798,879
J.P. Morgan Chase & Co.	Aa3	2.75	%(b)	10/02/09	3,000	3,006,846
J.P. Morgan Chase & Co., Senior Notes	Aa3	5.25%		05/30/07	2,300	2,345,317
J.P. Morgan Chase & Co., Sub. Notes	A1	6.75%		02/01/11	500	547,410
PNC Funding Corp.	A2	5.75%		08/01/06	1,000	1,022,116
PNC Funding Corp.	A3	6.125%		02/15/09	400	418,774
Santander Finance Issuances	A1	7.00%		04/01/06	1,200	1,231,634
Santander Finance Issuances	A1	7.25%		05/30/06	1,000	1,036,316
Washington Mutual, Inc.	A3	7.50%		08/15/06	700	729,557
Washington Mutual, Inc., Senior Notes	A3	5.625%		01/15/07	1,000	1,022,497
Wells Fargo & Co.	Aa1	4.20%		01/15/10	1,815	1,774,658
Wells Fargo & Co.	Aa2	7.125%		08/15/06	1,000	1,043,328
Wells Fargo & Co., Senior Notes	Aa1	5.125%		02/15/07	1,250	1,272,204

						33,297,037

Brokerage — 5.3%
Bear Stearns Cos., Inc.	A1	2.875%		07/02/08	970	920,224
Bear Stearns Cos., Inc.	A1	6.50%		05/01/06	1,000	1,026,228
Credit Suisse First Boston	Aa3	3.875%		01/15/09	800	778,320
Credit Suisse First Boston	Aa3	5.75%		04/15/07	1,760	1,810,973
Credit Suisse First Boston (USA), Inc., Notes	Aa3	4.125%		01/15/10	800	775,639
Goldman Sachs Group, Inc. (The)	Aa3	3.875%		01/15/09	1,285	1,251,423
Goldman Sachs Group, Inc. (The)	Aa3	4.125%		01/15/08	160	158,652

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
Goldman Sachs Group, Inc. (The)	Aa3	6.875%		01/15/11	1,000	1,090,746
Lehman Brothers Holdings, Inc.	A1	3.60%		03/13/09	875	841,713
Lehman Brothers Holdings, Inc.	A1	4.00%		01/22/08	1,700	1,677,929
Lehman Brothers Holdings, Inc., Notes	A1	4.25%		01/27/10	635	618,220
Lehman Brothers Holdings, Inc., M.T.N.	A1	3.95%		11/10/09	1,000	963,993
Merrill Lynch & Co., Inc., M.T.N.	Aa3	4.125%		09/10/09	3,300	3,216,051
Merrill Lynch & Co., Inc., M.T.N., Notes	Aa3	4.25%		02/08/10	1,000	973,412
Morgan Stanley	Aa3	4.00%		01/15/10	1,160	1,116,729
Morgan Stanley Dean Witter	Aa3	3.875%		01/15/09	1,080	1,050,179
Morgan Stanley Dean Witter	Aa3	5.80%		04/01/07	1,300	1,336,509
The Charles Schwab Corp., Sr. Notes	A2	6.21%		05/01/06	500	510,773

						20,117,713

Building Materials & Construction — 1.1%
American Standard, Inc.	Baa3	7.625%		02/15/10	160	178,132
American Standard, Inc., Gtd. Notes	Baa3	8.25%		06/01/09	280	315,637
D.R. Horton, Inc., Gtd. Notes	Ba1	5.00%		01/15/09	1,000	973,909
Hanson PLC	Baa1	7.875%		09/27/10	620	704,040
Masco Corp., 144A	Baa1	3.21	%(b)	03/09/07	810	811,465
RPM International, Inc., 144A	Baa3	4.45%		10/15/09	830	810,053
Ryland Group, Inc., Senior Notes	Baa3	5.375%		06/01/08	500	505,986

						4,299,222

Cable — 1.4%
Comcast Cable Communications, Inc.	Baa3	8.375%		05/01/07	670	721,708
Comcast Cable Communications, Inc., Notes	Baa3	6.20%		11/15/08	800	835,710
Continental Cablevision, Inc., Senior Notes	Baa3	8.30%		05/15/06	1,860	1,932,687
Cox Communications Inc., 144A	Baa3	4.625%		01/15/10	500	485,853
Cox Communications, Inc.	Baa3	3.875%		10/01/08	585	564,864
Cox Communications, Inc., 144A	Baa3	3.55	%(b)	12/14/07	830	834,856

						5,375,678

Capital Goods — 2.7%
Caterpillar Financial Services Corp.	A2	4.50%		06/15/09	1,250	1,241,443
Cooper Cameron Corp., Senior Notes	Baa1	2.65%		04/15/07	830	799,973
Fedex Corp.	Baa2	3.50%		04/01/09	1,000	961,732
Honeywell International, Inc.	A2	7.50%		03/01/10	220	246,900
John Deere Capital Corp.	A3	4.50%		08/22/07	600	602,094
John Deere Capital Corp.	A3	5.125%		10/19/06	700	711,024
John Deere Capital Corp., Notes, M.T.N.	A3	4.125%		01/15/10	1,200	1,170,752
Tyco International Group SA	Baa3	5.80%		08/01/06	1,370	1,398,782
United Technologies Corp.	A2	4.875%		11/01/06	1,400	1,418,913
Waste Management, Inc.	Baa3	7.00%		10/15/06	1,000	1,040,499
Waste Management, Inc., Senior Notes	Baa3	6.50%		11/15/08	540	572,440

						10,164,552

Chemicals — 1.7%
Dow Chemical Co.	A3	5.00%		11/15/07	400	405,102
Dow Chemical Co.	A3	5.75%		12/15/08	990	1,028,300
E.I. du Pont de Nemours & Co.	Aa3	4.125%		04/30/10	900	879,817
Eastman Chemical Co.	Baa2	3.25%		06/15/08	400	383,257

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
ICI Wilmington, Inc.	Baa3	4.375%		12/01/08	1,300	1,283,964
Lubrizol Corp.	Baa3	5.875%		12/01/08	1,000	1,027,992
Lubrizol Corp., Senior Notes	Baa3	4.625%		10/01/09	500	492,540
Potash Corp. of Saskatchewan, Inc.	Baa2	7.125%		06/15/07	500	527,711
Praxair, Inc.	A3	6.625%		10/15/07	500	523,388

						6,552,071

Consumer — 1.3%
Cendant Corp.	Baa1	6.875%		08/15/06	1,430	1,480,037
Cendant Corp., Senior Notes	Baa1	6.25%		01/15/08	1,685	1,753,829
Clorox Co., 144A	A3	3.125	%(b)	12/14/07	1,470	1,471,533

						4,705,399

Electric — 5.4%
Appalachian Power Co.	Baa2	3.60%		05/15/08	750	727,807
Commonwealth Edison Co.	Baa1	7.625%		01/15/07	1,000	1,056,702
Consolidated Edison Co. of New York, Inc., Senior Notes	A1	4.70%		06/15/09	660	663,550
Consumers Energy Co.	Baa3	4.25%		04/15/08	1,000	989,338
Consumers Energy Co., 1st Mtge.	Baa3	4.40%		08/15/09	710	696,828
Dominion Resources, Inc.,	Baa1	3.66%		11/15/06	790	783,829
Duke Capital LLC, Senior Notes	Baa3	4.331%		11/16/06	750	750,504
East Coast Power LLC, Senior Notes	Baa3	6.737%		03/31/08	285	290,058
Energy East Corp.	Baa2	5.75%		11/15/06	1,000	1,022,709
FirstEnergy Corp.	Baa3	5.50%		11/15/06	1,500	1,525,480
FPL Group Capital Inc.	A2	4.086%		02/16/07	1,500	1,496,314
NiSource Inc.	Baa3	3.628%		11/01/06	900	891,061
Pacific Gas & Electric Co.	Baa1	3.60%		03/01/09	1,200	1,154,768
PacifiCorp	A3	4.30%		09/15/08	1,000	994,888
PPL Electric Utilities Corp.	Baa1	5.875%		08/15/07	500	516,077
PSE&G Power LLC	Baa1	6.875%		04/15/06	1,585	1,629,719
Public Service Co. of Colorado	A3	4.375%		10/01/08	1,100	1,095,565
Puget Energy, Inc.	Baa2	3.363%		06/01/08	750	723,904
Scottish Power Plc, Notes	Baa1	4.91%		03/15/10	860	860,124
Southern California Edison Co.	A3	8.00%		02/15/07	458	487,683
Tampa Electric Co.	Baa2	5.375%		08/15/07	1,100	1,124,855
TXU Corp.	Ba1	4.446%		11/16/06	1,000	1,000,031

						20,481,794

Energy - Integrated — 0.6%
Amerada Hess Corp.	Ba1	5.90%		08/15/06	1,000	1,013,366
Phillips Petroleum Co.	A3	8.75%		05/25/10	1,060	1,254,381

						2,267,747

Energy - Other — 1.2%
Burlington Resources Finance Co.	Baa1	5.70%		03/01/07	875	895,321
Delek & Avner-Yam Tethys, Sec’d. Notes, 144A	Baa3	5.326%		08/01/13	500	493,110
Ocean Energy, Inc.	Baa3	4.375%		10/01/07	1,180	1,177,299
Pioneer Natural Resource Co.	Baa3	6.50%		01/15/08	750	785,466
Union Oil Co.	Baa2	7.35%		06/15/09	310	341,823
Valero Energy Corp., Senior Notes	Baa3	3.50%		04/01/09	1,000	952,614

						4,645,633

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Foods — 4.7%
Anheuser-Busch Cos., Inc.	A1	5.125%	10/01/08	143	146,034
Bunge Ltd. Finance Corp.	Baa2	4.375%	12/15/08	1,000	985,611
Cadbury Schweppes US Finance, 144A	Baa2	3.875%	10/01/08	600	587,040
Campbell Soup Co.	A3	5.50%	03/15/07	1,000	1,019,033
Cargill, Inc., 144A	A2	3.625%	03/04/09	500	483,985
ConAgra Foods, Inc.	Baa1	6.00%	09/15/06	1,000	1,024,678
Diageo Capital PLC	A2	3.375%	03/20/08	1,385	1,347,389
Fred Meyer, Inc., Gtd. Notes	Baa2	7.45%	03/01/08	830	889,479
General Mills, Inc.	Baa2	5.125%	02/15/07	1,700	1,728,664
Kellogg Co.	Baa1	6.00%	04/01/06	1,250	1,272,305
Kraft Foods, Inc.	A3	4.00%	10/01/08	1,175	1,152,084
Kraft Foods, Inc.	A3	4.625%	11/01/06	2,250	2,264,740
Kraft Foods, Inc.	A3	5.25%	06/01/07	1,400	1,425,278
Kroger, Inc., Senior Notes	Baa2	8.15%	07/15/06	1,000	1,046,416
Miller Brewing Co., 144A	Baa1	4.25%	08/15/08	1,000	990,156
Safeway, Inc.	Baa2	4.95%	08/16/10	495	487,762
Yum! Brands, Inc., Sr. Notes	Baa3	8.50%	04/15/06	1,000	1,043,704

					17,894,358

Foreign Agencies — 2.7%
Export-Import Bank of Korea, 144A	A3	4.125%	02/10/09	1,530	1,490,054
Korea Development Bank	A3	4.75%	07/20/09	1,210	1,202,228
Pemex Project Funding Master Trust	Baa1	7.875%	02/01/09	1,070	1,156,670
Pemex Project Funding Master Trust	Baa1	8.50%	02/15/08	750	815,250
Pemex Project Funding Master Trust, Gtd. Notes, 144A	Baa1	8.85%	09/15/07	950	1,031,700
Petrobras International Finance Co.	Baa1	9.875%	05/09/08	300	333,000
Republic of South Africa, Notes	Baa1	9.125%	05/19/09	700	797,125
United Mexican States	Baa1	9.875%	02/01/10	2,225	2,647,750
Westdeutsche Landesbank	Aa2	6.05%	01/15/09	800	835,887

					10,309,664

Gaming — 0.7%
Harrahs Operating Co., Inc.	Baa3	7.125%	06/01/07	1,920	2,017,430
MGM MIRAGE	Ba2	6.00%	10/01/09	700	690,375

					2,707,805

Health Care & Pharmaceutical — 2.1%
Anthem, Inc.	Baa1	3.50%	09/01/07	510	500,778
Bristol-Myers Squibb Co.	A1	4.75%	10/01/06	1,490	1,509,412
HCA, Inc.	Ba2	7.125%	06/01/06	1,900	1,954,895
Hospira, Inc.	Baa3	4.95%	06/15/09	670	674,237
Quest Diagnostics, Inc.	Baa2	6.75%	07/12/06	1,350	1,392,337
Wellpoint Inc., 144A	Baa1	4.25%	12/15/09	1,000	976,240
Wyeth	Baa1	4.375%	03/01/08	730	725,225

					7,733,124

Insurance — 1.6%
Allstate Corp., Senior Notes	A1	5.375%	12/01/06	1,250	1,271,961
Hartford Financial Services Group, Inc.	A3	2.375%	06/01/06	725	708,564
ING Security Life Institutional Funding, Notes, 144A	Aa3	4.25%	01/15/10	1,100	1,079,710

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
Marsh & Mclennan Cos. Inc.	Baa2	3.625%		02/15/08	500	485,677
Metlife, Inc., Senior Notes	A2	5.25%		12/01/06	1,500	1,528,492
Travelers Property Casualty Corp., Senior Notes	A3	3.75%		03/15/08	1,100	1,075,864

						6,150,268

Lodging — 0.4%
Carnival Corp.	A3	3.75%		11/15/07	1,155	1,135,095
Carnival PLC	A3	7.30%		06/01/07	440	464,799

						1,599,894

Media & Entertainment — 2.8%
British Sky Broadcasting Group PLC	Baa2	7.30%		10/15/06	1,000	1,044,594
Chancellor Media Corp.	Baa3	8.00%		11/01/08	820	883,804
Clear Channel Communications, Inc.	Baa3	6.00%		11/01/06	790	805,081
Historic TW, Inc., Notes	Baa1	8.11%		08/15/06	1,000	1,047,694
Liberty Media Corp., Senior Notes	Baa3	4.51	%(b)	09/17/06	1,710	1,732,709
News America Holdings, Inc.	Baa3	7.375%		10/17/08	875	945,609
Reed Elsevier Capital, Inc.	A3	6.125%		08/01/06	800	816,664
Time Warner, Inc.	Baa1	6.125%		04/15/06	1,900	1,938,827
Walt Disney Co.	Baa1	5.375%		06/01/07	405	411,952
Walt Disney Co., M.T.N.	Baa1	5.50%		12/29/06	925	943,148

						10,570,082

Metals — 0.5%
Alcan Aluminum Ltd.	Baa1	6.25%		11/01/08	815	859,663
Rio Tinto Finance USA Ltd.	Aa3	5.75%		07/03/06	1,000	1,023,417

						1,883,080

Non Captive Finance — 7.5%
Berkshire Hathaway Finance Corp., Senior Notes, 144A	Aaa	4.125%		01/15/10	1,100	1,073,183
Capital One Bank	Baa2	4.25%		12/01/08	690	678,231
CIT Group, Inc., Senior Notes	A2	4.25%		02/01/10	555	538,535
CIT Group, Inc., Senior Notes	A2	5.50%		11/30/07	2,285	2,339,860
Countrywide Home Loans, Inc., M.T.N.	A3	5.625%		05/15/07	2,405	2,463,559
Countrywide Home Loans, Inc., Notes	A3	4.125%		09/15/09	500	481,757
General Electric Capital Corp., M.T.N.	Aaa	3.75%		12/15/09	1,600	1,538,151
General Electric Capital Corp., M.T.N.(a)	Aaa	5.00%		06/15/07	6,030	6,120,299
General Electric Capital Corp., M.T.N.	Aaa	5.375%		03/15/07	2,805	2,865,650
General Electric Capital Corp., M.T.N., Notes	Aaa	6.125%		02/22/11	1,100	1,175,089
Household Finance Corp.	A1	4.75%		05/15/09	1,900	1,902,491
Household Finance Corp., M.T.N.	A1	4.125%		12/15/08-11/16/09	1,650	1,614,145
International Lease Finance Corp.	A1	2.95%		05/23/06	1,200	1,180,953
International Lease Finance Corp.	A1	3.50%		04/01/09	30	28,714
International Lease Finance Corp.	A1	4.50%		05/01/08	660	655,738
International Lease Finance Corp.	A1	4.75%		07/01/09	700	700,396
MBNA America Bank	Baa1	6.50%		06/20/06	1,835	1,886,085
SLM Corp., M.T.N.	A2	3.625%		03/17/08	1,235	1,206,923

						28,449,759

Paper — 0.6%
Boise Cascade Corp., M.T.N.	Ba1	7.45%		06/19/06	1,000	1,034,490
Weyerhaeuser Co.	Baa2	6.00%		08/01/06	600	614,986

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
Weyerhaeuser Co.	Baa2	6.125%		03/15/07	529	547,353

						2,196,829

Pipelines & Other — 1.0%
Atmos Energy Corp.	Baa3	3.035	%(b)	10/15/07	790	790,856
Duke Energy Field Services LLC, Notes	Baa2	7.875%		08/16/10	700	794,868
Enterprise Products Operating L.P., Senior Notes	Baa3	4.00%		10/15/07	750	734,269
Panhandle Eastern Pipe Line Co., Senior Notes	Baa3	2.75%		03/15/07	1,000	968,236
Sempra Energy, Senior Notes	Baa1	4.621%		05/17/07	270	271,070

						3,559,299

Railroads — 1.8%
Canadian National Railway Co.	Baa1	4.25%		08/01/09	720	710,018
CSX Corp.	Baa2	7.45%		05/01/07	1,100	1,168,955
Norfolk Southern Corp., Senior Notes	Baa1	6.00%		04/30/08	1,700	1,785,313
Union Pacific Corp.	Baa2	5.75%		10/15/07	700	721,311
Union Pacific Corp.	Baa2	6.70%		12/01/06	920	956,466
Union Pacific Corp., Notes	Baa2	6.65%		01/15/11	500	542,491
Union Pacific Corp., Notes	Baa2	6.79%		11/09/07	1,000	1,058,129

						6,942,683

Real Estate Investment Trust — 1.5%
Archstone-Smith Trust	Baa1	5.00%		08/15/07	875	884,677
Duke Realty LP	Baa1	3.50%		11/01/07	800	780,002
EOP Operating LP	Baa2	4.65%		10/01/10	575	562,062
EOP Operating LP	Baa2	6.763%		06/15/07	500	522,592
Equity One, Inc.	Baa3	3.875%		04/15/09	500	477,908
ERP Operating LP	Baa1	4.75%		06/15/09	650	650,223
ERP Operating LP	Baa1	6.63%		04/13/15	500	500,713
IRT Property Co., Senior Notes	Baa3	7.25%		08/15/07	370	392,808
Shurgard Storage Centers, Inc.	Baa3	7.625%		04/25/07	750	792,023

						5,563,008

Retail — 1.7%
CVS Corp.	A3	4.00%		09/15/09	1,175	1,146,464
Federated Department Stores, Inc., Senior Notes	Baa1	6.625%		09/01/08	620	652,941
Gap, Inc.	Ba1	6.90%		09/15/07	1,725	1,800,469
JC Penney Co., Inc.	Ba2	7.375%		08/15/08	300	304,500
May Department Stores Co.	Baa2	3.95%		07/15/07	1,425	1,405,496
Target Corp.	A2	7.50%		08/15/10	1,000	1,132,584

						6,442,454

Technology — 2.4%
Computer Assoc. Inc., 144A	Ba1	4.75%		12/01/09	1,150	1,127,359
Equifax, Inc.	Baa1	4.95%		11/01/07	1,040	1,055,193
First Data Corp.	A1	3.90%		10/01/09	1,600	1,553,413
First Data Corp., M.T.N.	A1	6.375%		12/15/07	275	289,458
Fiserv Inc.	Baa2	4.00%		04/15/08	650	640,512
Hewlett-Packard Co.	A3	5.50%		07/01/07	500	513,124
International Business Machines Corp.	A1	4.875%		10/01/06	750	760,030
Motorola Inc.	Baa3	4.608%		11/16/07	750	751,957
Sun Microsystems, Inc., Senior Notes	Baa3	7.50%		08/15/06	1,000	1,042,629

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

March 31, 2005

	Moody's Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
SunGard Data Systems Inc.	Baa2	3.75%		01/15/09	900	790,000
Unisys Corp., Senior Notes, M.T.N.	Ba1	8.125%		06/01/06	500	512,500

						9,036,175

Telecommunications — 6.1%
ALLTEL Corp., Notes	A2	4.656%		05/17/07	420	422,554
America Movil S.A. de C.V., Notes	A3	3.325	%(b)	04/27/07	1,000	1,001,250
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.50%		05/01/07	400	425,320
Bellsouth Corp.	A2	4.20%		09/15/09	1,645	1,607,418
British Telecom PLC	Baa1	7.00%		05/23/07	950	998,450
CenturyTel, Inc., Senior Notes	Baa2	4.628%		05/15/07	1,000	999,504
Citizens Communications Co.	Ba3	7.60%		06/01/06	650	669,500
Deutsche Telekom International Finance	Baa1	3.875%		07/22/08	1,210	1,186,059
Koninklijke (Royal) KPN NV (Netherlands)	Baa1	8.00%		10/01/10	575	656,732
SBC Communications, Inc.	A2	4.125%		09/15/09	1,250	1,215,779
SBC Communications, Inc.	A2	5.75%		05/02/06	2,150	2,189,287
Sprint Capital Corp.	Baa3	4.78%		08/17/06	1,000	1,006,150
Sprint Capital Corp., Gtd. Notes	Baa3	6.125%		11/15/08	750	783,908
Telecom Italia Capital	Baa2	4.00%		11/15/08	1,500	1,460,778
Telecom Italia Capital, Gtd. Notes, 144A	Baa2	4.00%		01/15/10	650	621,412
Telecomunicaciones de Puerto Rico Inc.	Baa1	6.65%		05/15/06	2,090	2,140,254
Telus Corp.	Baa3	7.50%		06/01/07	830	883,473
Verizon Global Funding Corp.	A2	6.125%		06/15/07	3,000	3,111,795
Verizon Global Funding Corp.	A2	7.25%		12/01/10	725	804,584
Vodafone Group PLC	A2	7.75%		02/15/10	750	847,067

						23,031,274

Tobacco — 0.4%
Altria Group, Inc.	Baa2	5.625%		11/04/08	30	30,863
Altria Group, Inc.	Baa2	6.95%		06/01/06	1,300	1,338,002

						1,368,865

TOTAL CORPORATE BONDS						284,494,580

U.S. TREASURY SECURITIES — 1.1%
United States Treasury Notes		3.375%		02/28/07	2,015	2,000,281
United States Treasury Notes		4.00%		03/15/10	1,220	1,210,469
United States Treasury Notes		5.00%		02/15/11	570	592,021
United States Treasury Notes		5.75%		08/15/10	475	509,734

TOTAL U.S.TREASURY SECURITIES						4,312,505

TOTAL LONG-TERM INVESTMENTS (cost $315,471,109)						313,128,356

SHORT-TERM INVESTMENTS — 15.8%
CORPORATE BONDS — 14.6%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.	Baa2	7.95%		12/01/05	1,060	1,084,069
Raytheon Co.	Baa3	6.50%		07/15/05	459	462,772

						1,546,841

Automotive — 1.2%
Ford Motor Credit Co.	A3	6.875%		02/01/06	3,775	3,826,333

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
Lear Corp.	Baa3	7.96%		05/15/05	700	703,703

						4,530,036

Brokerage — 0.6%
Lehman Brothers Holdings, Inc.	A1	6.625%		02/05/06	1,665	1,701,384
Merrill Lynch & Co., Inc.	Aa3	7.00%		03/15/06	700	718,228

						2,419,612

Building Materials & Construction — 0.2%
RPM, Inc., Ohio	Baa3	7.00%		06/15/05	715	716,444

Cable — 1.2%
Cox Communications, Inc.	Baa3	6.875%		06/15/05	2,520	2,534,495
TCI Communications, Inc., Senior Notes	Baa3	6.875%		02/15/06	750	772,742
TCI Communications, Inc., Senior Notes	Baa3	8.00%		08/01/05	1,000	1,014,035

						4,321,272

Capital Goods — 0.6%
Black & Decker Corp.	Baa2	7.00%		02/01/06	755	772,921
Erac USA Finance Co.,, 144A	Baa1	8.25%		05/01/05	1,280	1,285,105

						2,058,026

Consumer — 0.2%
Newell Rubbermaid, Inc.,	Baa2	2.00%		05/01/05	900	898,935

Electric — 2.1%
Appalachian Power Co., Senior Notes	Baa2	4.80%		06/15/05	900	902,791
Arizona Public Service Co.,	Baa1	7.625%		08/01/05	650	658,902
CenterPoint Energy Resources Corp.,	Ba1	8.125%		07/15/05	750	760,053
Detroit Edison Co., Senior Notes	A3	5.05%		10/01/05	1,250	1,258,823
National Rural Utilities Cooperative Finance Corp.	A1	3.00%		02/15/06	1,200	1,192,691
NiSource Finance Corp.	Baa3	7.625%		11/15/05	1,000	1,022,972
Progress Energy, Inc., Senior Notes	Baa2	6.75%		03/01/06	400	409,944
Southern California Edison Co.	A3	2.93	%(b)	01/13/06	420	420,712
Virginia Electric & Power Co., Senior Notes	A3	5.75%		03/31/06	1,100	1,118,435

						7,745,323

Energy - Other — 0.7%
Kerr-Mcgee Corp.,	Baa3	5.375%		04/15/05	1,750	1,751,473
Parker & Parsley Petroleum Co., Senior Notes,	Baa3	8.875%		04/15/05	1,000	1,002,089

						2,753,562

Foods — 0.4%
Safeway, Inc.	Baa2	2.50%		11/01/05	800	793,519
Tyson Foods, Inc., M.T.N.	Baa3	6.625%		10/17/05	840	850,960

						1,644,479

Foreign Agencies — 0.3%
United Mexican States, M.T.N.	Baa1	8.50%		02/01/06	965	1,001,187

Insurance
Aon Corp., Senior Notes,	Baa2	8.65%		05/15/05	160	160,965

Media & Entertainment — 0.7%
Time Warner, Inc.	Baa1	5.625%		05/01/05	1,280	1,282,448
Walt Disney Co., Senior Notes	Baa1	6.75%		03/30/06	1,475	1,514,186

						2,796,634

DRYDEN SHORT-TERM CORPORATE BOND FUND (Continued)

March 31, 2005

	Moody's Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non Captive Finance — 0.5%
Capital One Bank, Senior Notes	Baa2	6.875%	02/01/06	1,845	1,888,900

Packaging — 0.4%
Pactiv Corp.	Baa2	7.20%	12/15/05	1,500	1,531,692

Paper — 0.3%
MeadWestvaco Corp.	Baa2	2.75%	12/01/05	1,000	994,049

Pipelines & Other — 0.4%
Duke Energy Field Services LLC	Baa2	7.50%	08/16/05	1,600	1,622,973

Railroads — 0.7%
Burlington Northern Santa Fe Corp.	Baa2	6.375%	12/15/05	1,125	1,144,662
CSX Corp.,	Baa2	2.75%	02/15/06	600	593,107
Union Pacific Corp.	Baa2	7.60%	05/01/05	1,000	1,003,196

					2,740,965

Real Estate Investment Trust — 0.4%
Simon Property Group LP	Baa2	6.75%	06/15/05	325	326,969
Simon Property Group LP	Baa2	7.375%	01/20/06	595	609,960
Simon Property Group LP, M.T.N.	Baa2	7.125%	06/24/05	400	403,081

					1,340,010

Technology — 0.2%
Computer Associates, Inc., Senior Notes,	Ba1	6.375%	04/15/05	900	901,110

Telecommunications — 2.9%
AT&T Wireless Services, Inc., Senior Notes	Baa2	7.35%	03/01/06	2,000	2,062,096
British Telecom PLC	Baa1	7.875%	12/15/05	1,300	1,336,882
Deutsche Telekom International Finance,	Baa1	7.75%	06/15/05	1,950	1,968,808
France Telecom SA	Baa1	7.45%	03/01/06	1,860	1,917,554
Sprint Capital Corp.	Baa3	7.125%	01/30/06	2,645	2,707,687
Telefonica Europe,	A3	7.35%	09/15/05	1,100	1,118,814

					11,111,841

Tobacco — 0.2%
Altria Group, Inc.	Baa2	7.00%	07/15/05	551	555,969

TOTAL CORPORATE BONDS					55,280,825

				Shares
MUTUAL FUND — 1.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $ 4,337,756)				4,337,756	4,337,756

TOTAL SHORT-TERM INVESTMENTS (cost $ 61,251,614)					59,618,581

TOTAL INVESTMENTS — 98.6% (cost $ 376,722,723(e))					372,746,937
OTHER ASSETS IN EXCESS OF LIABILITIES(d) — 1.4%					5,312,979

TOTAL NET ASSETS — 100.0%					$378,059,916

*	The Fund’s current Prospectus contains a description of Moody’s rating.

144A Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.

(b)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at year end.

(c)	Standard & Poor’s rating.

LP – Limited Partnership.

LC – Limited Liability Company.

M.T.N. – Medium Term Note.

(d)	Includes net unrealized appreciation/depreciation on futures contracts and swaps.

Open futures contracts as of March 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2005	Unrealized Appreciation/ (Depreciation)
	Long Positions:
534	U.S. — Notes 5 Yr.	Jun 05	$57,391,643	$57,188,063	$(203,580)
	Short Positions:
170	U.S. — Notes 2 Yr.	Jun 05	35,273,603	35,171,406	102,197

					$(101,383)

The Fund entered into a credit default swap agreement during the period ended March 31, 2005. Detail of the swap agreement outstanding as of March 31, 2005 was as follows:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
				EnCana Corporation
Morgan Stanley Capital Services, Inc (*)	9/20/09	$1,000	0.60%	4.75%, 10/15/13	$14,573

(*)	The Fund pays the floating rate and receives from the counterparty par in the event that the underlying bond defaults.

(e)	The United States federal income tax basis of the Fund’s investments and the unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$376,727,481	$1,012,506	$4,993,050	$3,980,544

10

SCHEDULE OF INVESTMENTS

DRYDEN ULTRA SHORT BOND FUND

March 31, 2005

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 71.7%
ASSET BACKED SECURITIES — 18.3%
Ace Secs Corp. Home Equity Loan, Ser. 2004-HE3, Class A2B(d)	Aaa	3.03%		11/25/34	$783	$783,349
American Express Credit Account Master, Ser. 2004-4, Class C 144A(d)	Baa2	3.28%		03/15/12	900	905,906
American Express Credit Account Master, Ser. 2004-C, Class C(d)	Baa2	3.31%		02/15/12	541	542,410
Asset Backed Funding Corp., Ser. 2004-HE1, Class A3(d)	Aaa	3.38%		07/25/34	1,000	1,005,968
Bank of America Lease Equipment Trust, Ser. 2002-A, Class A3 144A	Aaa	2.71%		08/21/06	488	487,861
Bank One Issuance Trust, Ser. 2002-C2, Class C2(d)	Baa2	3.80%		05/15/08	850	852,852
Bank One Issuance Trust, Ser. 2002-C3, Class C3	Baa2	3.76%		08/15/08	1,725	1,725,831
Bear Stearns Asset Backed Secs., Ser. 2004-HE1, Class IA1(d)	Aaa	3.00%		02/25/27	856	856,422
Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A1(d)	Aaa	3.03%		10/25/18	985	985,126
Chase USA Master Trust, Ser. 2000-2, Class C 144A	BBB	7.98	%(b)	04/15/09	1,000	1,022,783
Conseco Finance Home Equity Loan Trust, Ser. 2001-A, Class IIM2	A1	8.81%		03/15/32	400	417,386
Countrywide Asset Backed, Ser. 2004-7, Class 2AV3(cost $1,000,000;purchased 8/30/04)(d)(e)	Aaa	3.38%		12/25/34	1,000	1,017,188
Countrywide Asset Backed, Ser. 2004-8, Class 2A1(cost $1,801,642; purchased 9/08/04)(d)(e)	AAA	3.03	%(b)	02/25/35	1,308	1,308,045
First Franklin Mortgage Loan Trust, Ser. 2003-FF5, Class A2(cost $1,402,857;purchased 12/01/03)(d)(e)	Aaa	2.82%		03/25/34	1,151	1,146,883
First USA Credit Card Master Trust, Ser. 1998-4, Class C 144A(d)	BBB	3.334	%(b)	03/18/08	3,000	3,001,402
GE Capital Credit Card Master Note Trust, Ser. 2004-2, Class C(cost $1,000,000;purchased 9/08/04)(d)(e)	Baa2	3.29%		09/15/10	1,000	1,000,000
GE Corporate Aircraft Financing LLC., Ser. 2004-1, Class A1(cost $1,836,471;purchased 10/05/04)(d)(e)	Aaa	2.94%		08/25/11	1,449	1,449,507
Greenpoint Manufactured Housing, Ser. 2000-6, Class A2(d)	Aaa	3.14%		09/22/23	1,224	1,221,261
Household Home Equity Loan Trust, Ser. 2003-1, Class M,(d)	Aa2	3.48%		10/20/32	577	577,580
Household Mortgage Loan Trust, Ser. 2003-HC1, Class M(cost $776,271;purchased 6/26/03)(d)(e)	Aa2	3.50%		02/20/33	636	639,283
Household Mortgage Loan Trust, Ser. 2003-HC2, Class M(d)	Aa2	3.45%		06/20/33	788	788,602
Ixis Real Estate Capital Trust, Ser. 2004-HE4, Class A2(d)	Aaa	3.04%		02/25/35	793	793,444
MBNA Master Credit Card Trust, Ser. 2000-H, Class C(d)	BBB	4.01	%(b)	01/15/13	500	518,935
Morgan Stanley ABS Capital I, Ser. 2004-NC7, Class A3(cost $1,000,000;purchased 8/04/04)(d)(e)	Aaa	3.15%		07/25/34	1,000	1,002,780
Navistar Financial Corp. Owner Trust, Ser. 2003-A, Class A3	Aaa	1.73%		02/15/07	3,118	3,090,748
New Century Home Equity Loan Trust, Ser. 2004-A, Class A3B2(cost $1,000,000;purchased 8/2/04)(d)(e)	Aaa	3.35%		08/25/34	1,000	1,007,031
Residential Asset Mortgage Products, Inc., Ser. 2003-RS8, Class AIIB(d)	Aaa	3.19%		09/25/33	973	977,311
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5, Class A1(cost $1,509,000;purchased 12/04/03)(d)(e)	Aaa	3.05%		05/25/23	243	243,292
Vanderbilt Mortgage Finance, Ser. 2000-B, Class IA3	Aaa	8.255%		05/07/17	339	342,944
Vanderbilt Mortgage Finance, Ser. 2002-B, Class A3	Aaa	4.70%		10/07/18	620	613,051
WFS Financial Owner Trust, Ser. 2003-2, Class A3	Aaa	1.76%		01/21/08	2,349	2,336,257

						32,661,438

DRYDEN ULTRA SHORT BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value

CORPORATE BONDS — 31.2%
Airlines — 0.8%
Southwest Airlines Co., Pass-thru Certs., Ser. 01-1(a)	Aa2	5.496%	11/01/06	1,470	1,495,421

Automotive — 1.3%
DaimlerChrysler North America Holding, Inc.(d)	A3	3.45%	09/10/07	500	500,597
General Motors Acceptance Corp., Notes(d)	Baa1	3.56%	01/16/07	1,000	958,186
General Motors Acceptance Corp., Notes	Baa1	6.125%	09/15/06	950	945,619

					2,404,402

Brokerage — 3.1%
Bear Stearns Cos., Inc.	A1	2.875%	07/02/08	445	422,165
Bear Stearns Cos., Inc.(d)	A1	3.30%	06/19/06	238	238,686
Goldman Sachs Group, Inc., Ser. E, M.T.N.,(d)	Aa3	2.75%	01/09/07	2,400	2,403,535
Morgan Stanley, Notes(d)	Aa3	2.76%	01/12/07	2,400	2,404,366

					5,468,752

Building Materials & Construction — 0.5%
Masco Corp., Notes 144A(d)	Baa1	3.21%	03/09/07	900	901,628

Cable — 0.3%
Cox Communications, Inc. 144A(d)	Baa3	3.55%	12/14/07	510	512,984

Capital Goods — 1.1%
Cooper Cameron Corp., Sr. Notes	Baa1	2.65%	04/15/07	970	934,908
Waste Management, Inc., Notes	Baa3	7.00%	10/15/06	1,000	1,040,499

					1,975,407

Chemicals — 1.0%
Eastman Chemical Co., Notes	Baa2	3.25%	06/15/08	350	335,350
ICI Wilmington, Inc., Gtd. Notes	Baa3	4.375%	12/01/08	1,000	987,665
Potash Corp. of Saskatchewan, Inc., Notes	Baa2	7.125%	06/15/07	500	527,711

					1,850,726

Consumer — 1.0%
Cendant Corp., Notes	Baa1	6.875%	08/15/06	800	827,993
Clorox Company 144A(d)	A3	3.125%	12/14/07	920	920,959

					1,748,952

Electric — 4.1%
Consumers Energy Co., First Mtge.	Baa3	6.25%	09/15/06	600	616,851
Dominion Resources, Inc.	Baa1	3.66%	11/15/06	550	545,704
DTE Energy Co., Sr. Notes	Baa2	6.45%	06/01/06	1,250	1,283,550
Duke Capital LLC, Sr. Notes	Baa3	4.331%	11/16/06	300	300,202
FirstEnergy Corp., Ser. A, Sr. Notes	Baa3	5.50%	11/15/06	1,250	1,271,234
FPL Group Capital, Inc.	A2	4.086%	02/16/07	500	498,771
Pacific Gas & Electric Co., First Mtge.	Baa1	3.60%	03/01/09	500	481,153
PacifiCorp, First Mtge.	A3	4.30%	09/15/08	600	596,933
PSE&G Power LLC, Gtd. Notes	Baa1	6.875%	04/15/06	1,000	1,028,214
Public Service Co. of Colorado, Collateral Trust, Ser. 14	A3	4.375%	10/01/08	500	497,984
Southern California Edison Co., First Mtge.	A3	8.00%	02/15/07	163	173,564

					7,294,160

Energy - Other — 1.2%
Burlington Resources Finance Co., Gtd. Notes	Baa1	5.60%	12/01/06	690	703,762

DRYDEN ULTRA SHORT BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Occidental Petroleum Corp., Sr. Notes	Baa1	5.875%	01/15/07	150	154,199
Ocean Energy, Inc., Gtd. Notes	Baa3	4.375%	10/01/07	1,240	1,237,161

					2,095,122

Foods — 3.7%
Cargill, Inc., Notes 144A	A2	3.625%	03/04/09	580	561,423
Diageo Capital PLC, Notes	A2	3.50%	11/19/07	1,000	981,716
Fred Meyer, Inc., Gtd. Notes	Baa2	7.45%	03/01/08	250	267,915
Kraft Foods, Inc., Notes	A3	4.625%	11/01/06	2,750	2,768,016
Miller Brewing Co., Notes 144A	Baa1	4.25%	08/15/08	500	495,078
Tyson Foods, Inc., Notes	Baa3	7.25%	10/01/06	505	526,919
Yum! Brands, Inc., Sr. Notes	Baa3	8.50%	04/15/06	1,000	1,043,704

					6,644,771

Gaming — 0.5%
Harrah’s Operating, Inc., Gtd. Notes	Baa3	7.125%	06/01/07	850	893,133

Healthcare & Pharmaceuticals — 0.8%
Anthem, Inc., Notes	Baa1	3.50%	09/01/07	400	392,767
Hospira, Inc., Notes	Baa3	4.95%	06/15/09	190	191,201
Quest Diagnostics, Inc., Gtd. Notes	Baa2	6.75%	07/12/06	600	618,817
Wellpoint, Inc. 144A	Baa1	4.25%	12/15/09	270	263,585

					1,466,370

Insurance — 0.6%
Hartford Financial Services Group, Inc., Sr. Notes	A3	2.375%	06/01/06	1,000	977,329

Lodging — 0.7%
Carnival Corp., Gtd. Notes	A3	3.75%	11/15/07	1,000	982,766
P & O Princess, Notes	A3	7.30%	06/01/07	330	348,600

					1,331,366

Media & Entertainment — 2.5%
AOL Time Warner, Inc., Gtd. Notes	Baa1	6.125%	04/15/06	1,250	1,275,544
Chancellor Media Corp., Gtd. Notes	Baa3	8.00%	11/01/08	420	452,680
Clear Channel Communications, Inc., Sr. Notes	Baa3	6.00%	11/01/06	1,000	1,019,090
Liberty Media Corp., Sr. Notes,(d)	Baa3	4.51%	09/17/06	1,600	1,621,248

					4,368,562

Non Captive Finance — 0.9%
International Lease Finance Corp., Notes	A1	2.95%	05/23/06	1,000	984,127
MBNA America Bank, Bank Notes	Baa1	6.50%	06/20/06	645	662,956

					1,647,083

Pipelines & Other — 0.8%
Atmos Energy Corporation(d)	Baa3	3.035%	10/15/07	560	560,607
Enterprise Products Operating L.P., Ser. A, Sr. Notes	Baa3	4.00%	10/15/07	300	293,708
Panhandle Eastern Pipe Line Co., Sr. Notes	Baa3	2.75%	03/15/07	500	484,118

					1,338,433

Railroads — 1.6%
Canadian National Railway Co., Notes(c)	Baa1	6.45%	07/15/06	1,500	1,541,818
CSX Corp., Notes	Baa2	7.45%	05/01/07	865	919,224
Union Pacific Corp., Notes	Baa2	5.75%	10/15/07	400	412,178

					2,873,220

Real Estate Investment Trust — 0.9%
Archstone-Smith Trust, Notes	Baa1	5.00%	08/15/07	845	854,345
IRT Property Co., Sr. Notes	Baa3	7.25%	08/15/07	250	265,411
Shurgard Storage Centers, Inc., Notes	Baa3	7.625%	04/25/07	500	528,015

					1,647,771

DRYDEN ULTRA SHORT BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)	Value
Retailers — 0.4%
May Dept. Stores Co., Notes	Baa2	3.95%		07/15/07	685	675,624

Technology — 0.8%
Motorola, Inc., Notes	Baa3	4.608%		11/16/07	310	310,809
SunGard Data Systems, Inc., Notes	Baa2	3.75%		01/15/09	760	667,111
Unisys Corp., Sr. Notes	Ba1	8.125%		06/01/06	500	512,500

						1,490,420

Telecommunications — 2.4%
Bellsouth Corp., Notes	A2	4.20%		09/15/09	600	586,293
SBC Communications, Inc.	A2	4.125%		09/15/09	300	291,787
Telecom Italia Capital	Baa2	4.00%		11/15/08	250	243,463
Telus Corp., Notes	Baa3	7.50%		06/01/07	800	851,540
Verizon Global Funding Corp., Notes	A2	6.125%		06/15/07	1,000	1,037,265
Verizon Wireless Capital LLC, Notes	A3	5.375%		12/15/06	1,200	1,222,495

						4,232,843

Tobacco — 0.2%
Altria Group, Inc., Notes	Baa2	6.95%		06/01/06	400	411,693

						55,746,172

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A1	AAA	3.411	%(b)	03/11/41	1,757	1,717,941
Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1	Aaa	7.64%		02/15/32	933	996,129
GS Mortgage Securities Corp. II, Ser. 1998-C1, Class B	AAA	6.97	%(b)	10/18/30	750	805,903
LB UBS Commercial Mortgage Trust, Ser. 2002-C2, Class XCP(c)	Aaa	1.369%		07/15/35	21,300	867,606
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3, Class A1	Aaa	2.599%		05/15/27	3,569	3,443,277
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-C, Class A1(d)	Aaa	3.18%		06/25/28	2,796	2,804,962
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-E, Class A1(cost $3,261,257;purchased 8/07/03)(d)(e)	Aaa	3.16%		10/25/28	2,997	3,004,872
Structured Asset Securities Corp., Ser. 2002-1A, Class 2A1(d)	Aaa	3.503%		02/25/32	1,964	1,974,151
Washington Mutual, Inc., Ser. 2003-AR6, Class A1(d)	Aaa	4.361%		06/25/33	1,264	1,256,998
Washington Mutual, Inc., Ser. 2003-AR9, Class 1A2A(c)	Aaa	2.341%		09/25/33	1,322	1,318,255
Wells Fargo Mortgage Backed Securities Trust, Ser. 2003-1, Class 2A2(cost $207,500;purchased 7/02/03)(e)	Aaa	5.75%		02/25/33	118	118,271

						18,308,365

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES — 11.7%
Federal National Mortgage Association(d)		4.45%		02/01/33	2,786	2,822,015
Federal National Mortgage Association(d)		4.483%		03/01/33	3,261	3,260,945
Federal National Mortgage Association(d)		4.715%		12/01/32	1,372	1,390,173
Federal National Mortgage Association(d)		4.818%		12/01/32	1,325	1,354,809
Federal National Mortgage Association(d)		5.015%		07/01/33	1,956	2,002,723
Federal National Mortgage Association		6.50%		06/01/16	442	461,509
Federal National Mortgage Association,		4.00%		06/01/10	3,642	3,569,384
Government National Mortgage Association		5.50%		05/15/33	2,620	2,646,709
Government National Mortgage Association		6.00%		10/15/33-11/15/34	2,839	2,919,697
Government National Mortgage Association		7.00%		07/15/33	456	482,068

						20,910,032

U.S. GOVERNMENT SECURITIES — 0.2%
United States Treasury Notes		3.375%		02/15/08	245	241,325
United States Treasury Notes		4.00%		03/15/10	140	138,906

						380,231

TOTAL LONG-TERM INVESTMENTS (cost $ 127,988,388)						128,006,238

SHORT-TERM INVESTMENTS — 28.5%
ASSET BACKED SECURITIES — 0.2%
Residential Asset Securities Corp., Se. 2003-KS10, Class AI1(cost $5,000,000;purchased 11/17/03)(d)(e)	Aaa	3.03%		04/25/21	292	292,254

DRYDEN ULTRA SHORT BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS — 22.3%
Aerospace — 0.2%
Raytheon Co., Notes	Baa3	6.50%	07/15/05	337	339,769

Automotive — 2.3%
DaimlerChrysler North America Holding, Inc., Ser. D, M.T.N.(d)	A3	3.89%	09/26/05	2,000	2,006,348
Ford Motor Credit Co., Notes	A3	6.875%	02/01/06	1,000	1,013,598
Lear Corp., Ser. B, Gtd. Notes	Baa3	7.96%	05/15/05	1,000	1,005,290

					4,025,236

Banking — 0.6%
BCH Cayman Islands, Ltd., Gtd. Notes	A1	6.50%	02/15/06	1,000	1,021,216

Building Materials & Construction — 0.3%
RPM, Inc.	Baa3	7.00%	06/15/05	560	561,131

Cable — 1.4%
Comcast Cable Communications, Inc., Sr. Notes	Baa3	6.375%	01/30/06	2,500	2,544,115

Capital Goods — 1.1%
Erac USA Finance Co., Notes 144A(a)	Baa1	8.25%	05/01/05	2,000	2,007,976

Consumer — 0.4%
Newell Rubbermaid, Inc., Notes	Baa2	2.00%	05/01/05	770	769,089

Electric — 2.3%
CenterPoint Energy Resources Corp., Notes, Ser. B	Ba1	8.125%	07/15/05	500	506,702
NiSource Finance Corp., Gtd. Notes	Baa3	7.625%	11/15/05	600	613,783
Progress Energy, Inc., Sr. Notes	Baa2	6.75%	03/01/06	1,000	1,024,861
Southern California Edison Co., Notes(d)	A3	2.93%	01/13/06	1,400	1,402,374
Virginia Electric & Power Co., Ser. A, Sr. Notes	A3	5.75%	03/31/06	500	508,380

					4,056,100

Energy - Integrated — 0.9%
ChevronTexaco Corp., Gtd. Notes 144A	Aa3	0.00%	11/17/05	1,000	973,712
USX Corp., Notes	Baa1	6.65%	02/01/06	555	567,021

					1,540,733

Energy - Other — 1.2%
Kerr-McGee Corp., Gtd. Notes	Baa3	5.375%	04/15/05	1,200	1,201,010
Parker & Parsley Petroleum Co., Sr. Notes	Baa3	8.875%	04/15/05	1,000	1,002,089

					2,203,099

Foods — 0.2%
Safeway, Inc., Notes(d)	Baa2	3.212%	11/01/05	280	280,284

Healthcare & Pharmaceuticals — 0.6%
HCA, Inc., Notes,	Ba2	6.91%	06/15/05	1,075	1,081,715

Non Captive Finance — 1.6%
Capital One Bank, Sr. Notes	Baa2	6.875%	02/01/06	820	839,511
Household Finance Corp., M.T.N.	A1	3.375%	02/21/06	1,500	1,493,870
MBNA America Bank, Sr. Notes 144A	Baa1	7.75%	09/15/05	500	508,782

					2,842,163

Paper — 0.6%
MeadWestvaco Corp., Notes	Baa2	2.75%	12/01/05	1,000	994,049

Pipelines & Other — 0.6%
Duke Energy Field Services Corp., Notes	Baa2	7.50%	08/16/05	1,100	1,115,794

Railroads — 1.1%
CSX Corp., Notes	Baa2	2.75%	02/15/06	820	810,580
Union Pacific Corp., Notes	Baa2	7.60%	05/01/05	1,200	1,203,836

					2,014,416

DRYDEN ULTRA SHORT BOND FUND (Continued)

March 31, 2005

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate Investment Trust — 1.9%
ERP Operating LP, Notes	Baa1	6.63%	04/13/05	2,000	2,002,854
Simon Property Group LP, Notes	Baa2	6.75%	06/15/05	965	970,847
Simon Property Group LP, Notes	Baa2	7.375%	01/20/06	360	369,051

					3,342,752

Technology — 0.8%
Computer Associates International, Inc., Ser. B, Sr. Notes	Ba1	6.375%	04/15/05	500	500,617
Hewlett-Packard Co., Notes,	A3	7.15%	06/15/05	1,000	1,007,668

					1,508,285

Telecommunications — 4.1%
AT&T Wireless Services, Inc., Sr. Notes	Baa2	6.875%	04/18/05	1,250	1,252,159
British Telecom PLC, Notes	Baa1	7.875%	12/15/05	1,000	1,028,371
CenturyTel, Inc., Ser C, Sr. Notes	Baa2	6.55%	12/01/05	240	243,634
Deutsche Telekom International Finance BV, Gtd. Notes	Baa1	7.75%	06/15/05	1,200	1,211,574
France Telecom SA, Notes	Baa1	7.45%	03/01/06	1,200	1,237,132
Sprint Capital Corp., Gtd. Notes	Baa3	7.125%	01/30/06	1,250	1,279,625
Telefonica Europe BV, Notes	A3	7.35%	09/15/05	1,000	1,017,104

					7,269,599

Tobacco — 0.1%
Altria Group, Inc.	Baa2	7.00%	07/15/05	265	267,390

					39,784,911

MUTUAL FUND — 6.0%
Dryden Core Investment Fund - Taxable Money Market Series				10,666,745	10,666,745

TOTAL SHORT-TERM INVESTMENTS (cost $52,673,675)					50,743,910

TOTAL INVESTMENTS — 100.2% (cost $180,662,063(g))					178,750,148

OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (0.2)%					(285,693)

TOTAL NET ASSETS — 100.0%					$178,464,455

*	The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

144A Security was pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Segregated as collateral for financial futures contracts.

(b)	Standard & Poor’s rating.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at March 31, 2004.

(d)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.

(e)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $19,794,998. The aggregate value, $12,229,406 represents 6.85% of net assets.

(f)	Includes net unrealized appreciation on futures of $187,305.

Open futures contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at March 31, 2005	Value at Trade Date	Unrealized Appreciation
Short Positions
58	5yr US T-Note	Jun. 2005	$6,211,438	$6,287,235	$75,797
177	2yr US T-Note	Jun. 2005	36,619,641	36,731,149	111,508

					$187,305

(g)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Depreciation
$183,050,705	$148,726	$4,449,283	$4,300,557

M.T.N. – Medium Term Note.

Notes to Schedule of Investments

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Short Term Bond Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.